CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Treasury stock (in shares)	3,038,865	0
Common Class A
Common stock, par value (in dollars per share)	₪ 0
Common stock, shares authorized (in dollars per share)		900,000,000
Common stock, shares, issued (in shares)	128,738,857	102,084,746
Common stock, shares, outstanding (in shares)	128,738,857	102,084,746
Common Class B
Common stock, shares authorized (in dollars per share)		232,500,000
Common stock, shares, issued (in shares)	49,814,864	68,945,014
Common stock, shares, outstanding (in shares)	49,814,864	68,945,014